Commitments and Contingencies - Contingent Transaction Fees (Details) - USD ($)	1 Months Ended
	Sep. 30, 2025	Mar. 31, 2026	Dec. 31, 2025
Commitments and Contingencies
Advisory fees (in %)	5.50%
M&A advisory fee	$ 2,750,000	$ 0	$ 0
Avalanche Treasury Company LLC
Commitments and Contingencies
Advisory fees (in %)	5.50%
M&A advisory fee	$ 2,750,000	$ 0	$ 0